Note 11 - Land use Rights	12 Months Ended
Sep. 30, 2011
Land Use Rights
Land Use Rights

(11)      LAND USE RIGHTS

Land use rights represent prepaid lease payments to the local government in the PRC for the use of 3 parcels of land where the Company’s production facilities are located. Land use rights have a 40 to 50-year lives.

The expected amortization expense of the prepaid land use rights for each of the next five years and thereafter is as follows:

Year ending September 30, 2012	$38,183
Year ending September 30, 2013	38,183
Year ending September 30, 2014	38,183
Year ending September 30, 2015	38,183
Year ending September 30, 2016	38,183
Thereafter	1,489,420
$1,680,335

The Company’s land use rights with carrying amount of $1,680,335 as of September 30, 2011 have been held as collateral for the bank acceptance notes (see Note 13) and term loans (see Note 14).